Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Property, plant and equipment

						Impairment	Transfer to	Effects of	Balance at
	Balance at				Asset Held	expenses/	investment	movements in	31 December
Cost	1 January 2024	Additions	Disposals	Transfers	for Sale	(reversals)	property	exchange rates	2024
Network infrastructure (All operational)	262,524,269	6,661,908	(6,928,047)	14,215,645	-	-	-	(1,652,429)	274,821,346
Land and buildings	16,554,828	1,575,790	(32,410)	3,071,341	-	-	-	(230,093)	20,939,456
Equipment, fixtures and fittings	17,282,003	1,741,655	(709,955)	409,490	-	-	-	(654,412)	18,068,781
Motor vehicles	272,091	15,630	(25,244)	-	-	-	-	(7,786)	254,691
Leasehold improvements	5,463,625	74,651	(1,114)	22,109	-	-	-	(195)	5,559,076
Electricity production power plant	489,643	4,546	-	-	-	-	-	19	494,208
Construction in progress	3,520,523	19,287,242	(83,315)	(17,682,695)	-	-	-	(25,189)	5,016,566
Total	306,106,982	29,361,422	(7,780,085)	35,890	-	-	-	(2,570,085)	325,154,124

Accumulated depreciation
Network infrastructure (All operational)	183,042,029	17,105,348	(5,638,083)	-	-	16,611	-	(2,466,196)	192,059,709
Land and buildings	4,127,782	775,368	-	-	-	-	-	(125,484)	4,777,666
Equipment, fixtures and fittings	17,521,935	1,832,636	(153,228)	-	-	2	-	(1,162,731)	18,038,614
Motor vehicles	257,078	26,288	(22,177)	-	-	-	-	(43,147)	218,042
Leasehold improvements	4,905,519	443,277	(21)	-	-	-	-	1,467	5,350,242
Electricity production power plant	23,833	25,321	-	-	-	-	-	34,953	84,107
Total	209,878,176	20,208,238	(5,813,509)	-	-	16,613	-	(3,761,138)	220,528,380

Net book value	96,228,806	9,153,184	(1,966,576)	35,890	-	(16,613)	-	1,191,053	104,625,744

						Impairment	Transfer to	Effects of	Balance at
	Balance at				Asset Held	expenses/	investment	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for Sale	(reversals)	property	exchange rates	2023
Network infrastructure (All operational)	272,692,565	7,807,662	(3,963,934)	10,742,609	(21,562,779)	-	-	(3,191,854)	262,524,269
Land and buildings	14,440,765	2,173,950	(32,572)	75,698	(143,545)	-	204,167	(163,635)	16,554,828
Equipment, fixtures and fittings	16,322,521	1,694,639	(257,563)	464,988	(249,176)	-	-	(693,406)	17,282,003
Motor vehicles	250,342	44,319	(12,044)	295	(3,572)	-	-	(7,249)	272,091
Leasehold improvements	5,401,828	102,035	(788)	(3)	(36,366)	-	-	(3,081)	5,463,625
Electricity production power plant (Note 3)	489,643	-	-	-	-	-	-	-	489,643
Construction in progress	5,515,742	10,417,845	(132,938)	(12,038,902)	(529,600)	1,262	-	287,114	3,520,523
Total	315,113,406	22,240,450	(4,399,839)	(755,315)	(22,525,038)	1,262	204,167	(3,772,111)	306,106,982

Accumulated depreciation
Network infrastructure (All operational)	187,851,459	13,111,126	(3,925,764)	-	(13,834,432)	(34,198)	-	(126,162)	183,042,029
Land and buildings	2,861,457	980,232	(11,903)	-	(101,293)	(316)	163,899	235,706	4,127,782
Equipment, fixtures and fittings	16,022,790	3,057,392	(183,416)	-	(183,352)	(20)	-	(1,191,459)	17,521,935
Motor vehicles	233,069	45,352	(11,428)	-	(2,970)	-	-	(6,945)	257,078
Leasehold improvements	4,886,988	52,718	-	-	(32,067)	-	-	(2,120)	4,905,519
Electricity production power plant (Note 3)	34,912	24,680	-	-	-	-	-	(35,759)	23,833
Total	211,890,675	17,271,500	(4,132,511)	-	(14,154,114)	(34,534)	163,899	(1,126,739)	209,878,176

Net book value	103,222,731	4,968,950	(267,328)	(755,315)	(8,370,924)	35,796	40,268	(2,645,372)	96,228,806